INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2014
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]
The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2014	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$9,751,658	(2,570,575)	47,913	7,228,996
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	860,770	3,144,435	-	4,005,205
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,602,905	1,926,062	-	3,528,967
New Huake Electronic Technology Co., Ltd.	37.50%	243,791	(243,791)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	487,583	(441,182)	-	46,401
Southcon Development Sdn. Bhd.	30.00%	280,227	(27,742)	-	252,485
		$13,226,934	1,787,207	47,913	15,062,054

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,576,955	-	-	2,576,955
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,761,386	-	-	1,761,386
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxing Technology Co., Ltd.	6.00%	97,517	-	-	97,517
		$4,435,858	-	-	4,435,858

June 30, 2013	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,826,468	2,917,828	47,713	8,792,009
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	857,161	2,863,374	-	3,720,535
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,596,186	1,666,155	-	3,262,341
New Huake Electronic Technology Co., Ltd.	37.50%	242,770	(242,770)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	485,539	(450,675)	-	34,864
Southcon Development Sdn. Bhd.	30.00%	283,117	(29,135)	-	253,982
		$9,291,241	6,724,777	47,713	16,063,731

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,541,005	-	-	1,541,005
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,754,003	-	-	1,754,003
Zhongjijing Investment Consulting Co., Ltd.	5.00%	323,693	-	-	323,693
Zhejiang Sanxin Technology Co., Ltd.	6.00%	97,107	-	-	97,107
		$3,715,808	-	-	3,715,808